                                               -------------------------------
                                                        OMB APPROVAL
                                                 OMB Number:       3235-0006
                                                 Expires:   October 31, 2003
                                                 Estimated average burden
                                                 hours per form . . . . 23.5
                                               -------------------------------


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 --------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL 60601
                 --------------------------------------------------

                 --------------------------------------------------

                 --------------------------------------------------

Form 13F File Number:    4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Boberg
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Richard Boberg                 Chicago, Illinois   November 13, 2002
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:
              None
              ------------------------------------------------------------------

Form 13F Information Table Entry Total:
              15
              ------------------------------------------------------------------

Form 13F Information Table Value Total:
              $              25,409 (thousands)
              ---------------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file
               number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.      None
         -----------------------------------------------------------------------
Form 13F File Number 28-
                        --------------------------------------------------------
Name
         -----------------------------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT

                                    9/30/2002

         COLUMN 1                COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5            COLUMN 6          COLUMN 7        COLUMN 8
         --------                --------  --------  ---------    ---------            --------         --------        --------

                                   TITLE              VALUE       SHARES OR        INVESTMENT DISCRETION           VOTING AUTHORITY
      NAME OF ISSUER             OF CLASS    CUSIP   (X$1000)  PRINCIPLE AMOUNT     SOLE SHARED OTHER   MANAGERS   SOLE  SHARED NONE
      --------------             --------    -----   --------- -----------------    ---- ------ -----   --------   ----  ------ ----
AETNA INC NEW                      Com     00817Y108      823            22,977  SH   X                 Longview  22,977
ALLTEL CORP                        Com     020039103    2,277            56,731  SH   X                 Longview  56,731
AMERICAN INTL GROUP                Com     026874107      294             5,367  SH   X                 Longview   5,367
BANK ONE CORP.                     Com     06423A103   12,466           333,310  SH   X                 Longview 333,310
COMPUTER ASSOC INTL                Com     204912109      168            17,550  SH   X                 Longview  17,550
EMERSON ELECTRIC                   Com     291011104    2,522            57,396  SH   X                 Longview  57,396
GENERAL DYNAMICS                   Com     369550108    1,129            13,876  SH   X                 Longview  13,876
GENERAL ELECTRIC                   Com     369604103      496            20,125  SH   X                 Longview  20,125
HILTON HOTELS                      Com     432848109    1,337           117,515  SH   X                 Longview 117,515
LABORATORY CORP OF AMERICA HLDGS   Com New 50540R409      482            14,284  SH   X                 Longview  14,284
MAYTAG CORP                        Com     578592107      802            34,590  SH   X                 Longview  34,590
PARK PLACE ENTERTAINMENT CORP.     Com     700690100      934           117,515  SH   X                 Longview 117,515
PFIZER INC                         Com     717081103      398            13,705  SH   X                 Longview  13,705
SUNGARD DATA SYS INC               Com     867363103      358            18,419  SH   X                 Longview  18,419
US BANCORP DEL                     Com New 902973304      923            49,699  SH   X                 Longview  49,699

TOTAL                                                  25,409           893,059                                  893,059

     THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.